UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550
         Chicago, IL  60601

13F File Number:  028-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

 /s/    Glenn Kleczka     Chicago, IL     August 01, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $169,288 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     3148   444020 SH       SOLE                   328150        0   115870
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4148   326341 SH       SOLE                   240259        0    86082
APOLLO COML REAL EST FIN INC   COM              03762U105     4004   248410 SH       SOLE                   182920        0    65490
ARES CAP CORP                  COM              04010L103     3758   233839 SH       SOLE                   174759        0    59080
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3033   163671 SH       SOLE                   121061        0    42610
AVISTA CORP                    COM              05379B107     4079   158770 SH       SOLE                   117240        0    41530
AVNET INC                      COM              053807103     2400    75292 SH       SOLE                    55512        0    19780
BE AEROSPACE INC               COM              073302101     1793    43939 SH       SOLE                    32922        0    11017
BEBE STORES INC                COM              075571109     1480   242255 SH       SOLE                   178165        0    64090
BIO RAD LABS INC               CL A             090572207     3754    31447 SH       SOLE                    23157        0     8290
BRINKER INTL INC               COM              109641100     2830   115693 SH       SOLE                    85534        0    30159
CHRISTOPHER & BANKS CORP       COM              171046105     1752   304688 SH       SOLE                   224018        0    80670
CINEMARK HOLDINGS INC          COM              17243V102     2071    99980 SH       SOLE                    73860        0    26120
CMS ENERGY CORP                COM              125896100     3681   186942 SH       SOLE                   137322        0    49620
COLUMBUS MCKINNON CORP N Y     COM              199333105     1579    87912 SH       SOLE                    64592        0    23320
COMSTOCK RES INC               COM NEW          205768203     4289   148990 SH       SOLE                   109720        0    39270
COUSINS PPTYS INC              COM              222795106     2802   328125 SH       SOLE                   242001        0    86124
CROWN HOLDINGS INC             COM              228368106     5190   133684 SH       SOLE                    98454        0    35230
CYPRESS SHARPRIDGE INVTS INC   COM              23281A307      500    39000 SH       SOLE                    39000        0        0
DEAN FOODS CO NEW              COM              242370104     1662   135438 SH       SOLE                    99368        0    36070
DELUXE CORP                    COM              248019101     3432   138879 SH       SOLE                   102587        0    36292
DIANA SHIPPING INC             COM              Y2066G104     2206   201289 SH       SOLE                   148669        0    52620
ENPRO INDS INC                 COM              29355X107     3079    64046 SH       SOLE                    47326        0    16720
FLAGSTAR BANCORP INC           COM NEW          337930507     3088  2595060 SH       SOLE                  1911210        0   683850
FLEXTRONICS INTL LTD           ORD              Y2573F102     3999   622918 SH       SOLE                   458715        0   164203
FOREST OIL CORP                COM PAR $0.01    346091705     4435   166052 SH       SOLE                   122302        0    43750
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     2377    89125 SH       SOLE                    65946        0    23179
HAIN CELESTIAL GROUP INC       COM              405217100     1880    56351 SH       SOLE                    41621        0    14730
HUDSON PAC PPTYS INC           COM              444097109     1984   127750 SH       SOLE                    94354        0    33396
INVESCO MORTGAGE CAPITAL INC   COM              46131b100     3664   173410 SH       SOLE                   127700        0    45710
KELLY SVCS INC                 CL A             488152208     2667   161658 SH       SOLE                   119428        0    42230
LITTELFUSE INC                 COM              537008104     3990    67954 SH       SOLE                    50012        0    17942
LOUISIANA PAC CORP             COM              546347105     1675   205780 SH       SOLE                   152000        0    53780
MATRIX SVC CO                  COM              576853105     2853   213215 SH       SOLE                   157355        0    55860
MB FINANCIAL INC NEW           COM              55264U108     1969   102360 SH       SOLE                    75490        0    26870
MEADOWBROOK INS GROUP INC      COM              58319P108     3537   356915 SH       SOLE                   262875        0    94040
MEADWESTVACO CORP              COM              583334107     3045    91426 SH       SOLE                    67559        0    23867
MEREDITH CORP                  COM              589433101     1560    50105 SH       SOLE                    36958        0    13147
MFA FINANCIAL INC              COM              55272X102     5803   721823 SH       SOLE                   531523        0   190300
NATIONAL PENN BANCSHARES INC   COM              637138108     3052   384879 SH       SOLE                   283287        0   101592
NEWELL RUBBERMAID INC          COM              651229106     3102   196560 SH       SOLE                   145070        0    51490
OLD NATL BANCORP IND           COM              680033107     2652   245580 SH       SOLE                   181050        0    64530
OMNICARE INC                   COM              681904108     2611    81867 SH       SOLE                    60307        0    21560
OWENS ILL INC                  COM NEW          690768403     4034   156310 SH       SOLE                   115070        0    41240
PATTERSON UTI ENERGY INC       COM              703481101     2800    88588 SH       SOLE                    65188        0    23400
PEBBLEBROOK HOTEL TR           COM              70509V100     1718    85070 SH       SOLE                    62700        0    22370
PENSON WORLDWIDE INC           COM              709600100     1046   293016 SH       SOLE                   215731        0    77285
PHARMACEUTICAL PROD DEV INC    COM              717124101     3553   132369 SH       SOLE                    97499        0    34870
PORTLAND GEN ELEC CO           COM NEW          736508847     3052   120716 SH       SOLE                    89186        0    31530
PRIVATEBANCORP INC             COM              742962103     1872   135670 SH       SOLE                    99990        0    35680
PULTE GROUP INC                COM              745867101     1818   237280 SH       SOLE                   175230        0    62050
REGAL ENTMT GROUP              CL A             758766109     2680   216990 SH       SOLE                   159840        0    57150
SHAW GROUP INC                 COM              820280105     3062   101361 SH       SOLE                    74861        0    26500
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     2845   129324 SH       SOLE                    95574        0    33750
STAGE STORES INC               COM NEW          85254C305     4001   238146 SH       SOLE                   175386        0    62760
SYNOVUS FINL CORP              COM              87161C105     2378  1143106 SH       SOLE                   842906        0   300200
TECH DATA CORP                 COM              878237106     4686    95852 SH       SOLE                    70552        0    25300
TOWER GROUP INC                COM              891777104     3130   131384 SH       SOLE                    97104        0    34280